INVESTMENTS IN AFFILIATES (Narrative) (Details)	1 Months Ended	9 Months Ended
	May 31, 2012 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Jul. 07, 2017 USD ($)	Feb. 26, 2017	Aug. 31, 2016	Dec. 20, 2012
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies		¥ (631,802)	$ (94,961)	¥ 13,726,179
Percentage of equity interests acquired	9.00%						100.00%
Acquisitions of businesses and investments, net of cash acquired | ¥	¥ 7,200,000
Cost Method Investments | ¥	¥ 7,200,000
Jinko Power Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies			0	¥ 13,726,179
Percentage of Ownership								28.00%
Equity Method Investment, Ownership Percentage								28.00%
Sweihan PV Power Company [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership						40.00%
Equity Method Investment, Ownership Percentage						40.00%
JinkoSolar Holding Co Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of Ownership						50.00%
Equity Method Investment, Ownership Percentage						50.00%
Jinko-Tiansheng [Member]
Schedule of Equity Method Investments [Line Items]
Equity in (loss)/income of affiliated companies | $			$ 62,874
Percentage of Ownership					30.00%
Equity Method Investments | $					$ 15,000,000
Equity Method Investment, Ownership Percentage					30.00%